Goodwill and Other Intangible Assets	12 Months Ended
Apr. 30, 2011
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets
NOTE G: GOODWILL AND OTHER INTANGIBLE ASSETS
A summary of changes in the Company’s goodwill during the years ended April 30, 2011 and 2010, by reportable segment is as follows:

		U.S. Retail	U.S. Retail
	U.S. Retail	Consumer	Oils and	Special
	Coffee Market	Market	Baking Market	Markets	Total

Balance at May 1, 2009	$1,629,873	$569,683	$460,840	$130,995	$2,791,391
Acquisitions	5,540	289	—	265	6,094
Foreign currency translation adjustments	—	2,301	1,282	6,662	10,245

Balance at April 30, 2010	$1,635,413	$572,273	$462,122	$137,922	$2,807,730
Foreign currency translation adjustments	(47)	1,138	634	3,291	5,016

Balance at April 30, 2011	$1,635,366	$573,411	$462,756	$141,213	$2,812,746

The Company’s other intangible assets and related accumulated amortization and impairment charges are as follows:

		April 30, 2011			April 30, 2010

		Accumulated			Accumulated
		Amortization/			Amortization/
	Acquisition	Impairment		Acquisition	Impairment
	Cost	Charges	Net	Cost	Charges	Net

Finite-lived intangible assets subject to amortization:
Customer and contractual relationships	$1,180,000	$168,125	$1,011,875	$1,180,000	$95,722	$1,084,278
Patents and technology	134,970	25,980	108,990	134,970	15,874	119,096
Trademarks	35,153	6,652	28,501	29,222	3,491	25,731

Total intangible assets subject to amortization	$1,350,123	$200,757	$1,149,366	$1,344,192	$115,087	$1,229,105

Indefinite-lived intangible assets not subject to amortization:
Trademarks	$1,799,862	$9,218	$1,790,644	$1,805,793	$8,383	$1,797,410

Total other intangible assets	$3,149,985	$209,975	$2,940,010	$3,149,985	$123,470	$3,026,515

Amortization expense for finite-lived intangible assets was $73,438, $72,417, and $38,094 in 2011, 2010, and 2009, respectively. The weighted-average useful life of the finite-lived intangible assets is 19 years. Based on the amount of intangible assets subject to amortization at April 30, 2011, the estimated amortization expense for each of the succeeding five years is approximately $73,000.
Pursuant to FASB ASC 350, the Company is required to review goodwill and other indefinite-lived intangible assets at least annually for impairment. The annual impairment review was performed as of February 1, 2011. Goodwill impairment is tested at the reporting unit level which is the Company’s operating segments. Impairment of $17,599, $11,658, and $1,491 was recognized related to certain intangible assets in 2011, 2010, and 2009, respectively.
The majority of the impairment recognized in 2011 was recognized in the third quarter when the Company became aware of a significant future reduction in its Europe’s Best frozen vegetable business with a customer in Canada. This was subsequent to declines in net sales and profit margins of the frozen fruit and vegetable business during 2011. The Company determined that these events constituted a potential indicator of impairment of the Europe’s Best indefinite-lived and finite-lived intangible assets recognized in its Special Markets segment under FASB ASC 350 and FASB ASC 360, respectively.
The Company determined the estimated fair value of the Europe’s Best indefinite-lived trademark based on an analysis of the projected cash flows for the brand, discounted at a rate developed using a risk-adjusted, weighted-average cost of capital methodology. As a result, an impairment charge of $3,621 was recognized in 2011 to reduce this trademark to its estimated fair value. During 2010, an impairment charge of $7,282 was recognized related to the Europe’s Best trademark after the Company became aware of a significant reduction in the frozen fruit business.
The Company determined that the carrying value of the finite-lived customer relationship intangible asset associated with the Europe’s Best business was not recoverable based on the undiscounted projected net cash flows expected to be generated from the asset. The estimated fair value of the customer relationship was then calculated based on a discounted cash flow model which utilized a forecast of future revenues and expenses related to the intangible asset. As a result, an impairment charge of $13,534 was recognized in 2011 to reduce the carrying value of the customer relationship to its estimated fair value. No additional impairment was recognized related to Europe’s Best as a result of the February 1, 2011, impairment test, and no further indicators of potential impairment have been identified subsequent to that date.